Liability in Respect of Warrants (Details) - Schedule of the Movement in Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Movement in Warrant Liability [Abstract]
Balance as at January 1, 2023
Recognition of liability in respect to warrants at the initial date	3,603
Revaluation of liability in respect to warrants	(2,191)
Balance as at December 31, 2023	$ 1,412